Debt (Details Narrative) - USD ($)																																				1 Months Ended					2 Months Ended				3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 19, 2026	Jan. 27, 2026	Dec. 15, 2025	Nov. 04, 2025	Oct. 27, 2025	Oct. 13, 2025	Oct. 08, 2025	Oct. 06, 2025	Sep. 12, 2025	Jul. 23, 2025	Jun. 30, 2025	Jun. 27, 2025	May 09, 2025	Apr. 17, 2025	Jan. 30, 2025	Dec. 15, 2024	Dec. 12, 2024	Sep. 24, 2024	Sep. 23, 2024	Sep. 19, 2024	Sep. 13, 2024	Sep. 05, 2024	Aug. 16, 2024	May 31, 2024	May 22, 2024	May 03, 2024	Apr. 18, 2024	Mar. 26, 2024	Feb. 09, 2024	Feb. 05, 2024	Dec. 14, 2023	Dec. 13, 2023	Nov. 16, 2023	Sep. 13, 2023	Aug. 30, 2023	Feb. 10, 2026	Oct. 14, 2025	Sep. 30, 2025	Oct. 31, 2024	Feb. 29, 2024	Mar. 27, 2026	Dec. 31, 2025	Dec. 11, 2025	Oct. 22, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 15, 2025	Sep. 10, 2025	Aug. 12, 2025	Dec. 15, 2023
ShortTermDebt [Line Items]
Aggregate principal amount																														$ 4,500,000
Common Stock, Shares, Outstanding																																										527,317			867,355	527,317		527,317	40,976
Stock Issued During Period, Value, New Issues																																																$ 329,996	$ 784,943
Common stock, value, issued
Repayments of convertible debt																																													$ 647,000	$ 1,877,000		$ 4,514,664	$ 750,000
Common Stock, Par or Stated Value Per Share																																										$ 0.0001			$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Shares, Issued																																										527,317			867,355			527,317
Loss on debt extinguishment																																														$ 4,343,000		$ 4,488,627	$ 680,762
Exercise price adjustment																																						$ 2.50
CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 778.00
Shares issued upon conversion of option, value																																							$ 216,284			$ 165,461
Gem Agreement [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																														1,000,000.0
Cash agreed to pay																														1,200,000
Monthly installments																														$ 100,000
Aggregate principal amount																																								$ 1,200,000
Shares issuable under the terms of promissory note																														10,000
Gem Agreement [Member] | Gem Warrant [Member]
ShortTermDebt [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights																																																					$ 64,900.00
August 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																							$ 184,000
Debt instrument unamortized debt issuance costs incurred during the period																							$ 8,000
Debt instrument, interest rate																							12.00%
Maturity date																							Jun. 15, 2025
Proceeds from debt																							$ 152,000
Original issue discount																							24,000
August 1800 Diagonal Note [Member] | Additional Tranche [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																							$ 750,000
April 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount														$ 230,000
Debt instrument unamortized debt issuance costs incurred during the period														$ 8,000
Shares issued upon conversion of option, value					$ 265,100
Debt instrument, interest rate														12.00%
Maturity date														Feb. 15, 2026
Proceeds from debt														$ 192,000
Original issue discount														$ 30,000
Alco August Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																			$ 150,000
Debt instrument, interest rate																																			8.00%
Maturity date																																			Apr. 29, 2024
Interest expense																																																	11,284
Interest expense debt																																																	8,022
Debt related commitement fees and debt issuance costs																																																	3,261
Alco September Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																			$ 1,500,000
Debt instrument, interest rate																																			8.00%
Maturity date																																		Sep. 30, 2024
Interest expense																																																	283,188
Interest expense debt																																																	92,822
Debt related commitement fees and debt issuance costs																																																	190,366
Alco November Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Debt instrument, interest rate																																	8.00%
Maturity date																																	Apr. 13, 2024
Interest expense																																																	321,189
Interest expense debt																																																	43,891
Debt related commitement fees and debt issuance costs																																																	277,298
Alco December Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Debt instrument, interest rate																																8.00%
Maturity date																																Dec. 31, 2024
Interest expense																																																	936,941
Interest expense debt																																																	117,040
Debt related commitement fees and debt issuance costs																																																	819,901
Alco April 2025 Amendment [Member]
ShortTermDebt [Line Items]
Debt instrument, maturity date range, end																											May 31, 2024
Alco April 2025 Amendment [Member] | Alco [Member]
ShortTermDebt [Line Items]
Common stock for cash with net proceeds																											$ 4,000,000
Seven GC Promissory Notes [Member]
ShortTermDebt [Line Items]
Loans Payable, Current																													$ 2,540,091
Subordinated Secured Promissory Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																	$ 2,400,000				$ 262,500
Debt instrument, interest rate																	44.00%				44.00%
Maturity date																	Jul. 10, 2025				Mar. 03, 2025
Commitment fee expense																	$ 120,000				$ 12,500
Proceeds from debt																	$ 1,782,438				$ 250,000
September 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount									$ 151,800									$ 124,200
Debt instrument unamortized debt issuance costs incurred during the period									$ 7,000									$ 8,000
Debt instrument, interest rate									14.00%									12.00%
Maturity date									Jun. 15, 2026									Jul. 30, 2025
Proceeds from debt									$ 125,000									$ 100,000
Original issue discount									$ 19,800									$ 16,200
May1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount													$ 163,300
Debt instrument unamortized debt issuance costs incurred during the period													$ 7,000
Debt instrument, interest rate													12.00%
Maturity date													Feb. 15, 2026
Proceeds from debt													$ 135,000
Original issue discount													$ 21,300
July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount										$ 295,550
Debt instrument unamortized debt issuance costs incurred during the period										$ 7,000
Shares issued upon conversion of option, value	$ 54,000	$ 331,000
Debt instrument, interest rate										12.00%
Maturity date										May 30, 2026
Proceeds from debt										$ 250,000
Original issue discount										$ 38,550
November 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount				$ 238,050
Debt instrument unamortized debt issuance costs incurred during the period				$ 7,000
Debt instrument, interest rate				14.00%
Maturity date				Jul. 30, 2026
Proceeds from debt				$ 200,000
Original issue discount				$ 31,050
1800 Diagonal Notes [Member]
ShortTermDebt [Line Items]
Interest expense																																													115,000	$ 37,000		$ 306,696	$ 100,095
Aggregate principal amount																																													54,000
Outstanding principal balance																																													$ 703,000
Percentage of common stock shares convertible																																													4.99%			4.99%
Debt instrument, convertible terms																																													The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.			The Notes become convertible at the Lender’s option upon an event of default, at a conversion price equal to the quotient resulting from dividing the Conversion Amount, measured as the sum of (1) the principal amount of the Note or Notes being converted in such conversion, plus (2) at the Lender’s option, accrued and unpaid interest, if any, on such principal amount at the interest rates to the respective note or notes being converted through the conversion date, plus (3) at the Lender’s option, the default interest, divided by the “Conversion Price” then in effect on the date specified in the notice of conversion (the conversion date). The Conversion Price will be measured as seventy-five percent (75%) multiplied by the market price, which means the lowest trading price for the Company’s Common Stock during the ten (10) trading day period ending on the latest complete trading day prior to the conversion date.
Private Placement Offering 3 LLP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount												$ 11,000,000
Debt instrument, interest rate							10.00%				10.00%
Interest expense																																																$ 1,193,231
Repayments of convertible debt																																						$ 183,333									$ 183,000
Outstanding principal balance																																													$ 1,556,000
Debt instrument, interest rate							10.00%				10.00%
Debt instrument, maturity term							12 months				12 months
Percentage of premium buyer require to redeem, event of default												15.00%																										15.00%									15.00%
Maximum [Member] | Alco November Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																	$ 750,000
Maximum [Member] | Alco December Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																$ 2,000,000
June 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Long-Term Debt, Gross																																												$ 1,419,698
August 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Long-Term Debt, Gross																																				$ 807,000	$ 1,411,667
October 3i Note [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Long-Term Debt, Gross																																											$ 1,676,667
Common Class A [Member]
ShortTermDebt [Line Items]
Common Stock, Shares, Outstanding																																										515,761			855,799	515,761		515,761	29,420
Common Class A [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																							$ 778.00
Stock Issued During Period, Shares, New Issues																						350																	278			3,135
Common Class A [Member] | Gem Agreement [Member]
ShortTermDebt [Line Items]
Convertible debenture																																										$ 215,057				$ 215		$ 215,057
Shares issuable under the terms of promissory note																														10,000																			950
Common Class A [Member] | April 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues					7,015
Common Class A [Member] | September 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Conversion of Stock, Shares Converted										352
Shares issued upon conversion of option, value										$ 17,388
Common Class A [Member] | July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues	3,766	20,047
Common Class A [Member] | Maximum [Member]
ShortTermDebt [Line Items]
Warrants issued																			2,828
Common Class A [Member] | Maximum [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																										$ 55.00						$ 55.00
Common Class A [Member] | Maximum [Member] | April 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share					$ 41.20
Common Class A [Member] | Maximum [Member] | July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share		$ 18.00
Common Class A [Member] | Minimum [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Common stock price per share																																										$ 54.20						$ 54.20
Shares issued upon conversion of option, value																																										$ 165,000
Common Class A [Member] | Minimum [Member] | April 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share					$ 33.80
Common Class A [Member] | Minimum [Member] | July 1800 Diagonal Note [Member]
ShortTermDebt [Line Items]
Common stock price per share	$ 14.745	16.50
Common Class A [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Common stock price per share						$ 59.00		$ 61.60
Stock Issued During Period, Shares, Acquisitions						3,250		5,750
Proceeds from Other Equity						$ 191,477		$ 354,074
Shares, Issued							5,750																																											3,250
Common Class A [Member] | June 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																												$ 51.60								$ 38.20
Number of shares issued upon conversion of promissory note																																												30,823
Common Class A [Member] | June 3i Note [Member] | Maximum [Member]
ShortTermDebt [Line Items]
Conversion price per share																																												$ 51.60
Common Class A [Member] | June 3i Note [Member] | Minimum [Member]
ShortTermDebt [Line Items]
Conversion price per share																																												$ 38.20
Common Class A [Member] | August 3i Note [Member]
ShortTermDebt [Line Items]
Conversion price per share																																				$ 22.20	$ 48.40														$ 38.20
Number of shares issued upon conversion of promissory note																																				36,667	30,883
Common Class A [Member] | August 3i Note [Member] | Maximum [Member]
ShortTermDebt [Line Items]
Conversion price per share																																					$ 48.40
Common Class A [Member] | August 3i Note [Member] | Minimum [Member]
ShortTermDebt [Line Items]
Conversion price per share																																					$ 38.20
Common Class A [Member] | October 3i Note [Member]
ShortTermDebt [Line Items]
Number of shares issued upon conversion of promissory note																																											66,584
Common Class A [Member] | October 3i Note [Member] | Maximum [Member]
ShortTermDebt [Line Items]
Conversion price per share																																											$ 50.00
Common Class A [Member] | October 3i Note [Member] | Minimum [Member]
ShortTermDebt [Line Items]
Conversion price per share																																											$ 20.60
Pre Funded Warrant [Member] | Maximum [Member]
ShortTermDebt [Line Items]
Warrants issued																			1,524
Common Class B [Member]
ShortTermDebt [Line Items]
Common Stock, Shares, Outstanding																																										11,556			11,556	11,556		11,556	11,556
Common Class B [Member] | CPBF Lending LLC [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																			11,556
Series A Preferred Stock [Member] | Alco August Promissory Note [Member] | Alco [Member]
ShortTermDebt [Line Items]
Equity percentage owned percentage																																			10.00%
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount															$ 3,500,000
Cash proceeds from issuance of convertible notes															3,140,000
Debt discount upon issuance															350,000
Debt issuance costs															$ 10,000
Common Stock [Member] | Private Placement Offering 3 LLP [Member]
ShortTermDebt [Line Items]
Minimum percentage of outstanding common Stock, buyer hold							4.99%				4.99%
Maximum percentage of outstanding common Stock, buyer hold							9.99%				9.99%
Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Debt instrument, interest rate															18.00%
Repayments of convertible debt															$ 1,000,000
Convertible promissory note, payment premium percentage															4.00%
Minimum redemption notice period															10 days
Yorkville Convertible Note [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Debt instrument, interest rate															0.00%
Yorkville Convertible Note [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Conversion price per share															$ 400.00
Common Stock, Par or Stated Value Per Share															$ 0.0001
March Agile Note [Member]
ShortTermDebt [Line Items]
Outstanding principal balance			$ 1,839,432																																						$ 1,179,000
March Agile Note [Member] | Subordinated Secured Promissory Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																														$ 4,000,000
Debt instrument, interest rate											44.00%																																			44.00%
Maturity date																																														Nov. 12, 2025
Remaining principal and accrued and unpaid interest																																											$ 1,495,375
Outstanding principal balance																																											$ 2,123,432
Loss on debt extinguishment			$ 632,837													$ (633,000)
Proceeds from debt																																														$ 2,044,105
March Agile Note [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Conversion price per share		$ 21.40																																							$ 23.04
Aggregate share issued			11,640																																						29,306
Aggregate reductions of in outstanding balance debt			$ 284,000																																						$ 660,000
Private Placement Warrants [Member]
ShortTermDebt [Line Items]
Warrants issued																																													50,684			393,231
Yorkville Standby Equity Purchase Agreement [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																												$ 1,500,000		$ 1,000,000
Cash proceeds from issuance of convertible notes																												1,250,000		900,000
Debt discount upon issuance																												$ 250,000		100,000
Increased principal amount agreed to advance																														1,000,000.0
Yorkville Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Increased principal amount agreed to advance																														$ 1,000,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Common stock price per share																															$ 5,000
Common Stock, Par or Stated Value Per Share																															0.0001
Loss on debt extinguishment																																													$ 14,000
Yorkville Standby Equity Purchase Agreement [Member] | Common Class B [Member]
ShortTermDebt [Line Items]
Common Stock, Par or Stated Value Per Share																															$ 0.0001
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Notes [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																																	$ 750,000
Yorkville Standby Equity Purchase Agreement [Member] | March Yorkville Promissory Notes [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Conversion of Stock, Shares Converted																																																	750
Yorkville Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Conversion of Stock, Shares Converted																																																	145
CPBF Securities Purchase Agreement [Member]
ShortTermDebt [Line Items]
[custom:ClassOfWarrantOrRightInitialExercisePrice-0]																			$ 778.00
Class of Warrant or Right, Exercise Price of Warrants or Rights																			$ 0.0001
[custom:ClassOfWarrantOrRightExercisePercentageOfShareOutstanding]																			19.99%
Long-Term Debt, Gross																			$ 2,000,000.0
CPBF Securities Purchase Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																			1,305
CPBF Securities Purchase Agreement [Member] | Common Class B [Member] | Chief Executive Officer [Member]
ShortTermDebt [Line Items]
Common Stock, Shares, Outstanding																			115.56
Alco Share Transfer Agreements [Member] | Alco September Promissory Note [Member] | Seven Gc Co Holdings Inc [Member]
ShortTermDebt [Line Items]
Conversion price per share																																$ 10.00
Number of shares issued upon conversion of promissory note																																7,500
Alco Share Transfer Agreements [Member] | Alco November Promissory Note [Member] | Seven Gc Co Holdings Inc [Member]
ShortTermDebt [Line Items]
Debt conversion, description																																																for each $10.00 in principal borrowed under the Alco September and November Promissory Notes, the Sponsor agreed to forfeit one share of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive one New Banzai Class A Share. For each $10.00 in principal borrowed under the December Note, the Sponsor agreed to forfeit three shares of 7GC Class B Common Stock held by the Sponsor, in exchange for the right of Alco to receive three New Banzai Class A Shares. Such forfeited and issued shares under the Alco September, November, and December Promissory Notes are capped at an amount equal to 7,500, 3,750, and 30,000, respectively. Pursuant to the Alco Share Transfer Agreements, the shares are subject to an 180-day lock-up period upon issuance of the shares.
Conversion price per share																																$ 10.00
Number of shares issued upon conversion of promissory note																																3,750
Alco Share Transfer Agreements [Member] | Alco December Promissory Note [Member] | Seven Gc Co Holdings Inc [Member]
ShortTermDebt [Line Items]
Conversion price per share																																$ 10.00
Number of shares issued upon conversion of promissory note																																30,000
Conversion and Settlement [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Loans Payable, Current																				$ 4,711,681
Debt Conversion, Converted Instrument, Issuance Date																				Sep. 19, 2024
Warrants issuance grant date fair value																				$ 3,687,812
Conversion and Settlement [Member] | Alco September Promissory Note [Member] | Pre Funded Warrant [Member]
ShortTermDebt [Line Items]
Warrants issuance grant date fair value																				$ 4,080,194
Conversion and Settlement [Member] | Maximum [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Warrants issued																				66,567
Conversion and Settlement [Member] | Maximum [Member] | Alco September Promissory Note [Member] | Pre Funded Warrant [Member]
ShortTermDebt [Line Items]
Warrants issued																				52,446
Conversion and Settlement [Member] | Common Class A [Member] | Alco September Promissory Note [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																				14,121
Stock Issued During Period, Value, New Issues																				$ 1,098,614
Conversion of 7Gc Promissory Notes [Member] | Common Class A [Member] | Sponsor [Member]
ShortTermDebt [Line Items]
Stock Issued During Period, Shares, New Issues																													891
Share Purchase Agreement [Member] | Maximum [Member] | Gem Agreement [Member]
ShortTermDebt [Line Items]
Common stock, value, issued																															$ 100,000,000
Gem Term Sheet [Member] | Gem Agreement [Member]
ShortTermDebt [Line Items]
Convertible debenture																															$ 2,000,000.0
Convertible debenture maturity period																															5 years
Coupon rate																															0.00%
Commitment fee expense																															$ 2,000,000.0
Gem Term Sheet [Member] | Common Class A [Member] | Gem Agreement [Member] | Gem Warrant [Member]
ShortTermDebt [Line Items]
Percentage of right to convert warrant to common shares																															3.00%
Standby Equity Purchase Agreement [Member]
ShortTermDebt [Line Items]
Proceeds from (Repayments of) Debt																																																	$ 2,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount															$ 3,500,000
Cash proceeds from issuance of convertible notes															3,140,000																$ 1,800,000
Debt discount upon issuance															350,000																200,000
Debt issuance costs															$ 10,000
Standby Equity Purchase Agreement [Member] | Maximum [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																															3,500,000
Standby Equity Purchase Agreement [Member] | Minimum [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																															2,000,000.0
Standby Equity Purchase Agreement [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Conversion of Stock, Shares Converted																																																	1,377
Standby Equity Purchase Agreement [Member] | Yorkville Convertible Note [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																															$ 2,000,000
Standby Equity Purchase Agreement [Member] | Yorkville Convertible Notes [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Debt instrument, interest rate																															0.00%
Maturity date																															Jan. 17, 2025
Repayments of convertible debt																									$ 1,000,000
Debt instrument, increase in interest rate																															18.00%
Conversion rate percentage of common stock outstanding																															9.99%
Conversion rate percentage of common stock outstanding																															10.00%
Percentage of repayment of convertible debt, amount																									10.00%
Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																																																	$ 1,000,000
Standby Equity Purchase Agreement [Member] | February Yorkville Promissory Note [Member] | Common Class A [Member] | Yorkville Advisors Global, LP [Member]
ShortTermDebt [Line Items]
Conversion of Stock, Shares Converted																																																	145
Original Debt Repayment Agreement [Member]
ShortTermDebt [Line Items]
Repayments of convertible debt																										$ 2,000,000
Debt instrument, offering date																										Jun. 02, 2024
Original Debt Repayment Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Common stock price per share																										$ 0.0001
Redemption premium amount																										$ 200,000
Amended Debt Repayment Agreement [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																									$ 750,000
Cash proceeds from issuance of convertible notes																									75,000
Repayments of convertible debt																									750,000
Redemption premium amount																									75,000
Proceeds from (Repayments of) Debt																									35,040
Amended Debt Repayment Agreement [Member] | Common Class A [Member]
ShortTermDebt [Line Items]
Aggregate principal amount																								$ 110,000
Cash proceeds from issuance of convertible notes																								75,000
Redemption premium amount																								$ 75,000	$ 75,000
Stock Issued During Period, Shares, Acquisitions																								60	60
Purchase Agreement [Member] | Private Placement Warrants [Member] | 3i, LP [Member]
ShortTermDebt [Line Items]
Warrants issued												1,061